Note 8 - Stockholders' Equity (Details Textual) - USD ($)		2 Months Ended	3 Months Ended			12 Months Ended
	Sep. 01, 2020	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2020	Oct. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Feb. 21, 2020
Proceeds from Issuance of Common Stock, Net						$ 9,335,000
Stock Issued During Period, Shares, Warrants Exercised (in shares)			15,000
Stock Issued During Period, Value, Exercise of Warrants for Cash						120,000
Proceeds from Issuance of Private Placement						$ 1,746,000	3,160,000
Directors and Officers [Member]
Proceeds from Issuance of Private Placement							$ 240,000
Underwritten Warrants [Member]
Warrants and Rights Outstanding, Term (Year)	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 4.537
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	127,273
Warrants and Rights Outstanding	$ 353,000
Class of Warrant or Right, Exercised During Period, Exercise Price (in dollars per share)	$ 1.875		$ 4.54
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)	15,000
Warrants in Connection with the Private Placement [Member]
Warrants and Rights Outstanding, Term (Year)		5 years		5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 6		$ 6
Warrants Issued for Future Services [Member]
Warrants and Rights Outstanding, Term (Year)								5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)								$ 6.49
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)								75,000
Warrants and Rights Outstanding								$ 228,000
Warrants in Connection with Securities Purchase Agreement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)							$ 4
Class of Warrant or Right, Expiration Term (Year)							5 years
Underwritten Public Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)	2,545,454
Proceeds from Issuance or Sale of Equity, Total	$ 10,500,000
Proceeds from Issuance of Common Stock, Net	$ 9,300,000
Stock Issued During Period, Shares, Warrants Exercised (in shares)	35,665
Stock Issued During Period, Shares, Exercise of Warrants for Cash (in shares)	27,500
Stock Issued During Period, Value, Exercise of Warrants for Cash	$ 52,000
Stock Issued During Period, Shares, Exercise of Warrants on Cashless Basis (in shares)	8,165
Warrants Issued, Cost Capitalized, Against Proceeds Received in Offering	$ 114,000
Underwritten Public Offering [Member] | Directors and Officers [Member]
Proceeds from Issuance or Sale of Equity, Total	$ 81,000
Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)		437,000			909,209		909,209
Proceeds from Issuance of Private Placement		$ 1,700,000		$ 1,700,000	$ 3,200,000		$ 3,200,000
Private Placement [Member] | Directors and Officers [Member]
Proceeds from Issuance of Private Placement		$ 50,000